Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tributary Funds, Inc.
Entity Central Index Key	0000932381
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000063510
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional
Trading Symbol	FOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	8.85%	9.20%	8.97%
Russell 3000 Index	17.41%	15.74%	14.71%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.09%	9.81%	9.80%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 83,927,790
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 156,175
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$83,927,790
# of Portfolio Holdings	209
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$156,175

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Information Technology	21.7%
Government Securities	13.6%
Financials	12.3%
Consumer Discretionary	7.8%
Industrials	7.0%
Communication Services	6.9%
Asset Backed Securities	6.5%
Health Care	5.3%
Consumer Staples	3.9%
Short-Term Investments	3.4%
Non-Agency Commercial Mortgage Backed Securities	2.7%
Energy	2.2%
Utilities	2.1%
Materials	1.3%
Real Estate	1.3%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	1.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

NVIDIA Corp.	5.07%
Apple, Inc.	4.32%
Microsoft Corp.	4.18%
U.S. Treasury Note/Bond	3.94%
U.S. Treasury Note/Bond	3.78%
Alphabet, Inc., Class C	2.98%
Amazon.com, Inc.	2.44%
U.S. Treasury Note/Bond	2.10%
Meta Platforms, Inc., Class A	2.00%
U.S. Treasury Note/Bond	1.94%

Holdings are shown excluding cash equivalents.

C000091256
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional Plus
Trading Symbol	FOBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	9.03%	9.40%	9.17%
Russell 3000 Index	17.41%	15.74%	14.71%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.09%	9.81%	9.80%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 83,927,790
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 156,175
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$83,927,790
# of Portfolio Holdings	209
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$156,175

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Information Technology	21.7%
Government Securities	13.6%
Financials	12.3%
Consumer Discretionary	7.8%
Industrials	7.0%
Communication Services	6.9%
Asset Backed Securities	6.5%
Health Care	5.3%
Consumer Staples	3.9%
Short-Term Investments	3.4%
Non-Agency Commercial Mortgage Backed Securities	2.7%
Energy	2.2%
Utilities	2.1%
Materials	1.3%
Real Estate	1.3%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	1.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

NVIDIA Corp.	5.07%
Apple, Inc.	4.32%
Microsoft Corp.	4.18%
U.S. Treasury Note/Bond	3.94%
U.S. Treasury Note/Bond	3.78%
Alphabet, Inc., Class C	2.98%
Amazon.com, Inc.	2.44%
U.S. Treasury Note/Bond	2.10%
Meta Platforms, Inc., Class A	2.00%
U.S. Treasury Note/Bond	1.94%

Holdings are shown excluding cash equivalents.

C000063509
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional
Trading Symbol	FOINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	2.85%	-0.29%	1.85%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 170,441,989
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 186,734
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$170,441,989
# of Portfolio Holdings	203
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$186,734

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	33.3%
Corporate Bonds	26.0%
U.S. Treasury Securities	24.6%
Non-Agency Residential Mortgage Backed Securities	6.5%
Asset Backed Securities	6.0%
Non-Agency Commercial Mortgage Backed Securities	2.5%
Municipals	0.7%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.33%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	4.15%
U.S. Treasury Note/Bond	3.22%
U.S. Treasury Note/Bond	2.06%
Federal Home Loan Mortgage Corp.	1.42%
Federal National Mortgage Association	1.35%
Federal National Mortgage Association	1.34%
U.S. Treasury Note/Bond	1.05%
Federal National Mortgage Association	1.04%

Holdings are shown excluding cash equivalents

C000091255
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional Plus
Trading Symbol	FOIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	2.88%	-0.18%	2.00%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 170,441,989
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 186,734
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$170,441,989
# of Portfolio Holdings	203
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$186,734

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	33.3%
Corporate Bonds	26.0%
U.S. Treasury Securities	24.6%
Non-Agency Residential Mortgage Backed Securities	6.5%
Asset Backed Securities	6.0%
Non-Agency Commercial Mortgage Backed Securities	2.5%
Municipals	0.7%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.33%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	4.15%
U.S. Treasury Note/Bond	3.22%
U.S. Treasury Note/Bond	2.06%
Federal Home Loan Mortgage Corp.	1.42%
Federal National Mortgage Association	1.35%
Federal National Mortgage Association	1.34%
U.S. Treasury Note/Bond	1.05%
Federal National Mortgage Association	1.04%

Holdings are shown excluding cash equivalents

C000164428
Shareholder Report [Line Items]
Fund Name	Tributary Nebraska Tax-Free Fund
Class Name	Institutional Plus
Trading Symbol	FONPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	2.45%	0.56%	1.72%
Bloomberg Barclays Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)	2.61%	1.15%	2.24%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 51,763,946
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 15,179
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$51,763,946
# of Portfolio Holdings	175
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$15,179

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Municipals	96.1%
U.S. Government Mortgage Backed Securities	3.1%
Short-Term Investments	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Omaha Public Power District	2.78%
Douglas County Hospital Authority No. 2	2.23%
Loup River Public Power District	1.91%
Omaha School District	1.52%
Gretna Public Schools	1.38%
Douglas County School District No. 59	1.34%
Omaha School District	1.32%
Omaha School District	1.19%
Douglas County Sanitary & Improvement District No. 464	1.12%
City of Omaha NE Riverfront Redevelopment Special Tax Revenue	1.09%

Holdings are shown excluding cash equivalents.

C000063508
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional
Trading Symbol	FOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	4.46%	1.96%	2.17%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 228,938,076
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 225,343
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$228,938,076
# of Portfolio Holdings	219
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$225,343

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	30.2%
Asset Backed Securities	26.0%
U.S. Treasury Securities	24.3%
Non-Agency Commercial Mortgage Backed Securities	10.9%
Non-Agency Residential Mortgage Backed Securities	5.7%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	0.9%
Short-Term Investments	0.8%
Preferred Stocks	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.60%
U.S. Treasury Note/Bond	7.19%
U.S. Treasury Note	5.27%
U.S. Treasury Note/Bond	2.67%
Mars, Inc.	1.01%
U.S. Bancorp	1.01%
Citigroup, Inc.	1.01%
Exelon Corp.	1.00%
JPMorgan Chase & Co.	1.00%
Bank of America Corp.	1.00%

Holdings are shown excluding cash equivalents.

C000091254
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional Plus
Trading Symbol	FOSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	4.68%	2.14%	2.39%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 228,938,076
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 225,343
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$228,938,076
# of Portfolio Holdings	219
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$225,343

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	30.2%
Asset Backed Securities	26.0%
U.S. Treasury Securities	24.3%
Non-Agency Commercial Mortgage Backed Securities	10.9%
Non-Agency Residential Mortgage Backed Securities	5.7%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	0.9%
Short-Term Investments	0.8%
Preferred Stocks	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.60%
U.S. Treasury Note/Bond	7.19%
U.S. Treasury Note	5.27%
U.S. Treasury Note/Bond	2.67%
Mars, Inc.	1.01%
U.S. Bancorp	1.01%
Citigroup, Inc.	1.01%
Exelon Corp.	1.00%
JPMorgan Chase & Co.	1.00%
Bank of America Corp.	1.00%

Holdings are shown excluding cash equivalents.

C000063513
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional
Trading Symbol	FOSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	-4.69%	13.22%	8.49%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 620,376,652
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,324,923
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$620,376,652
# of Portfolio Holdings	61
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$2,324,923

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	19.8%
Financials	18.8%
Information Technology	18.3%
Consumer Discretionary	11.9%
Health Care	11.1%
Real Estate	5.8%
Utilities	3.9%
Materials	3.6%
Energy	3.1%
Consumer Staples	2.1%
Short-Term Investments	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Enpro, Inc.	3.43%
ESCO Technologies, Inc.	3.22%
Advanced Energy Industries, Inc.	2.87%
Moelis & Co., Class A	2.66%
Integer Holdings Corp.	2.44%
Atlantic Union Bankshares Corp.	2.35%
Addus HomeCare Corp.	2.29%
Seacoast Banking Corp. of Florida	2.17%
IDACORP, Inc.	2.12%
Selective Insurance Group, Inc.	2.10%

Holdings are shown excluding cash equivalents.

C000091259
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional Plus
Trading Symbol	FOSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	-4.46%	13.47%	8.73%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 620,376,652
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,324,923
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$620,376,652
# of Portfolio Holdings	61
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$2,324,923

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	19.8%
Financials	18.8%
Information Technology	18.3%
Consumer Discretionary	11.9%
Health Care	11.1%
Real Estate	5.8%
Utilities	3.9%
Materials	3.6%
Energy	3.1%
Consumer Staples	2.1%
Short-Term Investments	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Enpro, Inc.	3.43%
ESCO Technologies, Inc.	3.22%
Advanced Energy Industries, Inc.	2.87%
Moelis & Co., Class A	2.66%
Integer Holdings Corp.	2.44%
Atlantic Union Bankshares Corp.	2.35%
Addus HomeCare Corp.	2.29%
Seacoast Banking Corp. of Florida	2.17%
IDACORP, Inc.	2.12%
Selective Insurance Group, Inc.	2.10%

Holdings are shown excluding cash equivalents.

C000195178
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional
Trading Symbol	FSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/2/19
Institutional Class	-5.40%	11.96%	9.41%
Russell 2500 Index	10.16%	12.09%	10.13%
Russell 2500 Value Index	9.00%	14.96%	9.95%

Performance Inception Date	Aug. 02, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 30,096,058
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 86,463
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$30,096,058
# of Portfolio Holdings	58
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$86,463

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.4%
Information Technology	14.6%
Consumer Discretionary	12.9%
Health Care	8.7%
Real Estate	6.4%
Consumer Staples	4.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Communication Services	1.5%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	2.77%
Casey's General Stores, Inc.	2.76%
IDACORP, Inc.	2.72%
Ollie's Bargain Outlet Holdings, Inc.	2.63%
Stifel Financial Corp.	2.57%
CACI International, Inc., Class A	2.54%
Markel Group, Inc.	2.50%
PTC, Inc.	2.48%
Littelfuse, Inc.	2.36%
ExlService Holdings, Inc.	2.33%

Holdings are shown excluding cash equivalents.

C000195179
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional Plus
Trading Symbol	FSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	-5.33%	12.05%	9.54%
Russell 2500 Index	10.16%	12.09%	9.95%
Russell 2500 Value Index	9.00%	14.96%	9.80%

Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 30,096,058
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 86,463
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$30,096,058
# of Portfolio Holdings	58
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$86,463

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.4%
Information Technology	14.6%
Consumer Discretionary	12.9%
Health Care	8.7%
Real Estate	6.4%
Consumer Staples	4.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Communication Services	1.5%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	2.77%
Casey's General Stores, Inc.	2.76%
IDACORP, Inc.	2.72%
Ollie's Bargain Outlet Holdings, Inc.	2.63%
Stifel Financial Corp.	2.57%
CACI International, Inc., Class A	2.54%
Markel Group, Inc.	2.50%
PTC, Inc.	2.48%
Littelfuse, Inc.	2.36%
ExlService Holdings, Inc.	2.33%

Holdings are shown excluding cash equivalents.